Shareholders' Equity - Schedule of Items Reclassified Out of Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales		$ 5,860	$ 5,803	$ 5,075
Selling, general and administrative		(1,093)	(1,095)	(981)
Other components of pension benefit costs		(1,498)	(1,398)	(1,296)
Other components of pension benefit costs		(16)	(11)	(12)
Income tax benefit (expense)	$ (20)	(156)	(96)	(143)
Net income		1,033	1,293	810
Attributable to noncontrolling interest		(1)	(6)	(8)
Attributable to the Company’s stockholders		1,032	1,287	802
Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income		(80)	(8)	22
Attributable to noncontrolling interest		0	0	0
Attributable to the Company’s stockholders		(80)	(8)	22
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax benefit (expense)		10
Net income		(69)	1	30
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Foreign Exchange Contract [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales		(51)	4	16
Selling, general and administrative		(6)	(1)	3
Other components of pension benefit costs		(22)	(2)	11
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Amortization of Actuarial Gains (Losses) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other components of pension benefit costs		(13)	(10)	(10)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Amortization of Prior Service Cost [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other components of pension benefit costs		(1)	(1)
Income tax benefit (expense)		3	2	2
Net income		$ (11)	$ (9)	$ (8)